Cover	Mar. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2023
Entity File Number	001-14881
Entity Tax Identification Number	94-2213782
Entity Registrant Name	BERKSHIRE HATHAWAY ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line Two	Suite 1900
Entity Address, Address Line One	666 Grand Avenue
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001081316
Amendment Flag	false
PacifiCorp
Document Information [Line Items]
Entity File Number	001-05152
Entity Tax Identification Number	93-0246090
Entity Registrant Name	PACIFICORP
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	825 N.E. Multnomah Street
Entity Address, State or Province	OR
Entity Address, City or Town	Portland
Entity Address, Postal Zip Code	97232
City Area Code	888
Local Phone Number	221-7070
Entity Emerging Growth Company	false
Entity Central Index Key	0000075594
MidAmerican Funding, LLC and Subsidiaries
Document Information [Line Items]
Entity File Number	333-90553
Entity Tax Identification Number	47-0819200
Entity Registrant Name	MIDAMERICAN FUNDING, LLC
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	666 Grand Avenue
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Entity Emerging Growth Company	false
Entity Central Index Key	0001098296
MidAmerican Energy Company and Subsidiaries
Document Information [Line Items]
Entity File Number	333-15387
Entity Tax Identification Number	42-1425214
Entity Registrant Name	MIDAMERICAN ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	666 Grand Avenue
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Entity Emerging Growth Company	false
Entity Central Index Key	0000928576
Nevada Power Company
Document Information [Line Items]
Entity File Number	000-52378
Entity Tax Identification Number	88-0420104
Entity Registrant Name	NEVADA POWER COMPANY
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6226 West Sahara Avenue
Entity Address, State or Province	NV
Entity Address, City or Town	Las Vegas
Entity Address, Postal Zip Code	89146
City Area Code	702
Local Phone Number	402-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0000071180
Sierra Pacific Power Company
Document Information [Line Items]
Entity File Number	000-00508
Entity Tax Identification Number	88-0044418
Entity Registrant Name	SIERRA PACIFIC POWER COMPANY
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6100 Neil Road
Entity Address, State or Province	NV
Entity Address, City or Town	Reno
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	834-4011
Entity Emerging Growth Company	false
Entity Central Index Key	0000090144
Eastern Energy Gas Holdings, LLC
Document Information [Line Items]
Entity File Number	001-37591
Entity Tax Identification Number	46-3639580
Entity Registrant Name	EASTERN ENERGY GAS HOLDINGS, LLC
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	6603 West Broad Street
Entity Address, State or Province	VA
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	613-5100
Entity Emerging Growth Company	false
Entity Central Index Key	0001603291
Eastern Gas Transmission and Storage, Inc.
Document Information [Line Items]
Entity File Number	333-266049
Entity Tax Identification Number	55-0629203
Entity Registrant Name	EASTERN GAS TRANSMISSION AND STORAGE, INC.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6603 West Broad Street
Entity Address, State or Province	VA
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	613-5100
Entity Emerging Growth Company	false
Entity Central Index Key	0001936737